New standards (Schedule of new standards adopted, reconciliation of operating leases in IAS 17 to IFRS 16) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Disclosure of changes in accounting estimates [abstract]
Operating lease commitments	$ 63,448
Less: short term leases - expedient	(3,663)
Less: low value leases - expedient	(10)
Less: variable consideration leases	(46,120)
Add: inclusion of non - lease components (election) and expected term extensions	4,053
Lease commitments - capitalizable leases	17,708
Effect of discounting	(2,728)
Newly capitalized leases	$ 14,980